Notes Payable and Unamortized Discount (Detail) (USD $)	Dec. 31, 2014
Notes Payable, Stockholders (Textual)
Face value of convertible notes	$ 2,500,000
Accrued interest	36,483
Debt issuance costs associated with fair value of derivative	(7,500)
Total	2,528,983
Less: current portion	(2,035,565)
Total convertible notes, long-term	493,418
Total	$ 2,528,983